CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	1,476	875	484
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	(32)	3	11
Change in derivatives designated as cash flow hedges	(49)	(1)	9
Change in pension and post-retirement defined benefit plans	(941)	1,681	(50)
Other comprehensive (loss) income before income taxes	(1,022)	1,683	(30)
Income tax recovery (expense) on above items (Note 9)	306	(418)
Equity accounted investments			(2)
Other comprehensive (loss) income (Note 9)	(716)	1,265	(32)
Comprehensive income	760	2,140	452